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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3615

Madison Mosaic Equity Trust
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

W. Richard Mason
Madison/Mosaic Legal and Compliance Department
8777 N. Gainey Center Drive, Suite 220
Scottsdale, AZ  85258
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.

Madison Mosaic Equity Trust -- Mid-Cap Fund

Portfolio of Investments - March 31, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 89.8% of net assets

BANKS:
Synovus Financial Corp.	164,365	$5,315,564

CONSUMER DISCRETIONARY:
Cabela's Inc. - CL A*	163,514	4,056,782
CarMax Inc.*	92,950	2,280,993
Discovery Holding Co. - CL A*	293,163	5,608,208
Mohawk Industries Inc.*	67,840	5,566,272
O'Reilly Automotive*	153,670	5,086,477
Tiffany & Company	104,600	4,757,208

CONSUMER STAPLES:
Clorox Company	79,730	5,078,004
Sysco Corp.	112,385	3,801,985

ENERGY:
Unit Corp.*	72,930	3,689,529

FINANCIAL SERVICES:
Brookfield Asset Management	84,170	4,398,724
Janus Capital Group	154,060	3,221,395
SEI Investments Co.	61,930	3,730,043

HEALTHCARE:
Charles River Laboratories*	106,630	4,932,704
Coventry Health Care*	72,585	4,068,389
Laboratory Corp of America*	60,682	4,407,334
Patterson Companies Inc.*	122,705	4,354,800
Techne Corp.*	54,245	3,097,390
Waters Corp.*	77,325	4,484,850

INDUSTRIAL:
Autoliv Inc.	65,915	3,764,406
Cintas Corp.	97,820	3,531,302
Dover Corp.	90,215	4,403,394
Washington Group International Inc.*	66,060	4,387,705
Waste Management Inc.	125,025	4,302,110

INSURANCE:
Markel Corp.*	12,979	6,292,609
Odyssey Reinsurance Holdings Corp.	59,685	2,346,217
White Mountains Insurance GP	9,155	5,186,308

MEDIA & ENTERTAINMENT:
EW Scripps Co. - CL A	74,875	3,345,415
International Game Technology
Liberty Global Inc. - CL C*	70,436	2,158,159

TECHNOLOGY:
Fiserv Inc.*	68,275	3,622,671
FLIR Systems Inc.*	132,795	4,736,798
Linear Technology Corp.	122,280	3,862,825
Zebra Technology Corp. - CL A*	125,710	4,853,663

TOTAL COMMON STOCKS (Cost $114,999,009)		$138,730,233

REPURCHASE AGREEMENT: 10.1% of net assets
With Morgan Stanley and Company issued 3/30/07 at 5.00%, due
4/02/07, collateralized by $16,002,878 in United States Treasury Notes
due 11/15/26. Proceeds at maturity are $15,618,505 (Cost $15,612,000).		15,612,000

TOTAL INVESTMENTS: 99.9% of net assets (Cost $130,611,009)		$154,342,233

CASH AND RECEIVABLES LESS LIABILITIES: 0.1% of net assets		219,961

NET ASSETS: 100.00%		$154,562,194

*Non-income producing

Madison Mosaic Equity Trust -- Investors Fund

Portfolio of Investments - March 31, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 92.4% of net assets

CONSUMER DISCRETIONARY:
Best Buy Co. Inc.	96,160	$4,684,915
Home Depot Inc	157,775	5,796,654
McDonald's Corp.	103,380	4,657,269
Target Corp.	86,640	5,134,286

CONSUMER STAPLES:
The Coca Cola Co.	114,855	5,513,040
Sysco Corp.	160,200	5,419,566
Walgreen Co.	72,665	3,334,597
Wal-Mart Stores Inc.	157,365	7,388,287

FINANCIAL SERVICES:
Capital One Financial Group	60,215	4,543,824
Citigroup Inc.	147,495	7,572,393
Morgan Stanley	70,375	5,542,735
Wells Fargo & Co.	157,955	5,438,391

HEALTHCARE:
Amgen Inc.*	86,520	4,834,738
Charles River Laboratories*	111,000	5,134,860
Johnson & Johnson	123,855	7,463,502
Novartis AG - ADR	141,800	7,746,534
United Healthcare Group	118,555	6,279,858

INDUSTRIAL:
3M Company	65,190	4,982,472
Dover Corp.	128,365	6,265,496
General Electric Co	177,170	6,264,731
United Parcel Service - CL B	72,375	5,073,487

INSURANCE:
Berkshire Hathaway - CL B*	2,200	8,008,000
MGIC Investment Corp.	83,095	4,895,957
Marsh & McLennan Co	161,515	4,730,774

MEDIA & ENTERTAINMENT:
Comcast Corp. - Special CL A*	158,805	4,044,763
Liberty Media International - CL A*	166,597	3,968,341

TECHNOLOGY:
Cisco Systems Inc.*	219,345	5,599,878
Fiserv Inc.*	67,360	3,574,122
Linear Technology Corp.	150,170	4,743,870
Microsoft Corp.	268,480	7,482,538

TOTAL COMMON STOCKS (Cost $152,728,594)	$3,687,477	$166,119,878

REPURCHASE AGREEMENT: 8.4% of net assets
With Morgan Stanley and Company issued 3/30/07 at 5.00%, due
4/02/07, collateralized by $15,521,111 in United States Treasury Notes
due 11/15/26. Proceeds at maturity are $15,148,309 (Cost $15,142,000).		15,142,000

TOTAL INVESTMENTS: 100.8% of net assets (Cost $167,870,594)		$181,261,878

LIABILITIES LESS CASH AND RECEIVABLES: (0.8)% of net assets		(1,457,191)

NET ASSETS: 100.00%		$179,804,687

*Non-income producing

Madison Mosaic Equity Trust -- Balanced Fund

Portfolio of Investments - March 31, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 64.9% of net assets

CONSUMER DISCRETIONARY:
Best Buy Co. Inc.	5,630	$274,294
Home Depot Inc.	8,745	321,291
McDonald's Corp.	7,015	316,026
Target Corp.	5,185	307,263

CONSUMER STAPLES:
The Coca Cola Co.	6,975	334,800
Sysco Corp.	10,115	342,190
Walgreen Co.	4,500	206,505
Wal-Mart Stores Inc.	9,105	427,480

FINANCIAL SERVICES:
Capital One Financial Group	3,640	274,674
Citigroup Inc.	8,695	446,401
Morgan Stanley	4,005	315,434
Wells Fargo & Co.	9,960	342,923

HEALTHCARE:
Amgen, Inc.*	4,950	276,606
Charles River Laboratories*	6,655	307,860
Johnson & Johnson	8,120	489,311
Novartis AG - ADR	8,285	452,610
United Healthcare Group	6,695	354,634

INDUSTRIAL:
3M Company	3,905	298,459
Dover Corp.	8,200	400,242
General Electric Co.	10,547	372,942
United Parcel Service - CL B	4,375	306,688

INSURANCE:
Berkshire Hathaway - CL B*	140	509,600
MGIC Investment Corp.	5,130	302,260
Marsh & McLennan Co	10,505	307,691

MEDIA & ENTERTAINMENT:
Comcast Corp. - Special CL A*	9,802	249,657
Liberty Media Corp. - CL A*	10,320	245,822

TECHNOLOGY:
Cisco Systems Inc.*	12,990	331,635
Fiserv Inc.*	4,150	220,199
Linear Technology Corp.	8,615	272,148
Microsoft Corp.	15,325	427,108

TOTAL COMMON STOCKS (Cost $8,779,084)		$10,034,753

	Principal Amount
DEBT INSTRUMENTS: 32.8% of net assets

CORPORATE OBLIGATIONS:

CONSUMER GOODS:
Costco Wholesale Cost, 5.3%, 3/15/12	$100,000	$100,832
Wal-Mart Stores, 4.75%, 8/15/10	200,000	198,727

CONSUMER STAPLES:
Kraft Foods, Inc. 5.625%, 11/1/11	100,000	101,321

ENERGY:
Valero Energy Corp. 6.875%, 4/15/12	150,000	159,904

FINANCIALS:
Countrywide Home Loan, 5.625%, 5/15/07	60,000	60,155
Goldman Sachs, 7.35%, 10/1/09	180,000	189,724
International Lease Finance, 4.875%, 9/1/10	200,000	198,648

HEALTH CARE:
United Healthcare Group, 5%, 8/15/14	200,000	195,964

MEDIA & ENTERTAINMENT:
Comcast Cable, 6.2%, 11/15/08	200,000	203,096

OIL:
Marathon Oil Corp., 5.375%, 6/1/07	200,000	199,966

TECHNOLOGY:
Cisco Systems, Inc., 5.25%, 2/22/11	100,000	100,576
Hewlett-Packard Co., 5.5%, 7/1/07	200,000	199,994

TELECOMMUNICATIONS:
AT & T Broadband, 8.375%, 3/15/13	200,000	228,986
Verizon New England, 6.5%, 9/15/11	150,000	156,537

US TREASURY & AGENCY OBLIGATIONS
Fannie Mae, 3.25%, 8/15/08	400,000	391,249
Fannie Mae, 4.625%, 10/15/13	125,000	123,185
Federal Home Loan Bank, 4.375% 9/17/10	300,000	296,034
Freddie Mac, 4.875%, 11/15/13	150,000	149,864
US Treasury Note, 3.625%, 7/15/09	150,000	146,971
US Treasury Note, 4.0%, 3/15/10	450,000	443,549
US Treasury Note, 5.125%, 6/30/11	480,000	490,763
US Treasury Note, 4.875%, 2/15/12	150,000	152,385
US Treasury Note, 4.0%, 11/15/12	200,000	194,812
US Treasury Note, 4.0%, 2/15/14	250,000	241,250
US Treasury Note, 4.25%, 8/15/14	160,000	156,456

TOTAL DEBT INSTRUMENTS (Cost $5,094,302)		$5,080,948

REPURCHASE AGREEMENT: 2.1% of net assets
With Morgan Stanley and Company issued 3/30/07 at 5.00%, due
4/02/07, collateralized by $325,962 in United States Treasury Notes
due 11/15/26. Proceeds at maturity are $318,133 (Cost $318,000).		$318,000

TOTAL INVESTMENTS: 99.8% of net assets (Cost $14,191,386)		$15,433,701

CASH AND RECEIVABLES LESS LIABILITIES: 0.2% of net assets		$37,348

NET ASSETS: 100.00%		$15,471,049

*Non-income producing

Madison Mosaic Equity Trust -- Foresight Fund

Portfolio of Investments - March 31, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 95.9% of net assets

BANKS
Bank of New York Co.	1,650	$66,908
Capital One Financial Corp.	875	66,027
Synovus Financial Corp.	2,000	64,680

CONSUMER DISCRETIONARY:
Best Buy Co. Inc.	1,230	59,926
Fortune Brands Inc.	475	37,440
Home Depot Inc.	2,250	82,665
McDonald's Corp.	1,015	45,726
O'Reilly Automotive*	1,885	62,394
Target Corp.	1,025	60,741

CONSUMER STAPLES:
Clorox Co.	925	58,913
The Coca Cola Co.	1,345	64,560
Sysco Corp.	3,000	101,490
Walgreen Co.	935	42,907
Wal-Mart Stores Inc.	2,255	105,872

ENERGY:
Apache Corp.	780	55,146
Chevron Corp.	1,250	92,450
Exxon Mobil Corp.	1,420	107,139
Schlumberger LTD	1,500	103,650
Transocean Inc.*	1,375	112,337

FINANCIAL SERVICES:
Citigroup Inc.	1,825	93,695
Janus Capital Group	3,100	43,911
Morgan Stanley	950	74,822
Wells Fargo & Co.	2,260	77,812

HEALTHCARE:
Amgen, Inc.*	1,350	75,438
Charles River Laboratories*	1,730	80,030
Johnson & Johnson	1,500	90,390
Novartis AG - ADR	1,480	80,852
United Healthcare Group	1,650	87,401
Waters Corp.*	900	52,200

INDUSTRIAL:
3M Company	980	74,901
Dover Corp.	2,145	104,697
General Electric Co.	3,100	109,616
Illinois Tool Works	1,620	83,592
United Parcel Service - CL B	950	66,595

INSURANCE:
AFLAC Inc.	1,350	63,531
American International Group	825	55,456
Berkshire Hathaway - CL B*	25	91,000
MGIC Investment Corp.	1,155	68,053
Markel Corp.*	135	65,452
Marsh & McLennan Co.	2,500	73,225

MATERIALS:
Aptargroup Inc.	625	41,831
Ball Corp.	1,900	87,115

MEDIA & ENTERTAINMENT:
Comcast Corp. - Special CL A*	1,432	36,473
Liberty Media International - CL A*	1,866	44,448

TECHNOLOGY:
Cisco Systems, Inc.*	2,500	63,825
eBay Inc.*	1,800	59,670
Fiserv Inc.*	800	42,448
FLIR Systems Inc.*	1,850	65,990
Intel Corp.	4,050	77,477
International Business Machines Corp.	750	70,695
Linear Technology Corp.	2,340	73,921
Microsoft Corp.	3,730	103,955
Zebra Tech Corp - CL A*	1,460	56,371

TELECOMMUNICATIONS:
AT & T Corp.	950	45,400
America Movil-ADR	2,000	78,860

UTILITIES:
Exelon Corp.	925	63,557
Integys Energy Group	1,130	62,726

TOTAL COMMON STOCKS (Cost $3,696,394)		$4,078,402

REPURCHASE AGREEMENT: 6.5% of net assets
With Morgan Stanley and Company issued 3/30/07 at 5.00%, due
4/02/07, collateralized by $285,985 in United States Treasury Notes
due 11/15/26. Proceeds at maturity are $279,116 (Cost $279,000).		279,000

TOTAL INVESTMENTS: 102.4% of net assets (Cost $3,975,394)		$4,357,402

CASH AND RECEIVABLES LESS LIABILITIES: (2.4%) of net assets		(103,378)

NET ASSETS: 100.00%		$4,254,024

*Non-income producing

Madison Mosaic Equity Trust -- Madison Institutional Equity Option Fund

Portfolio of Investments - March 31, 2007 (unaudited)

Number
of Shares		Value
	Common Stocks - 85.6%
	Consumer Discretionary
4,500	Abercrombie & Fitch Co. - CL A	$340,560
5,333	Aeropostale Inc.*	214,547
7,000	Best Buy Co. Inc.	341,040
7,500	Garmin Ltd.	406,125
5,000	Home Depot Inc.	183,700
10,000	Lowe's Cos, Inc.	314,900
2,200	Target Corp.	130,372
4,300	William-Sonoma Inc.	152,478
		2,083,722
	Consumer Services
7,000	eBay Inc.*	232,050
600	Google Inc.- CL A*	274,896
4,200	Yahoo! Inc.*	131,418
		638,364
	Energy
3,500	Apache Corp.	247,450
4,000	Transocean Inc.*	326,800
3,200	Unit Corp.*	161,888
		736,138
	Exchange-Traded Funds
9,000	Nasdaq-100 Index Tracking Stock	391,770
		391,770
	Financials
3,600	Capital One Financial Corp.	271,656
6,000	Citigroup Inc.	308,040
10,000	Countrywide Financial Corp.	336,400
5,500	MGIC Investment Corp.	326,680
4,000	Merrill Lynch & Co.	324,060
5,000	Morgan Stanley	393,800
		1,960,636
	Health Care
6,400	Amgen Inc.*	357,632
5,000	Biogen Idec Inc.*	221,900
3,000	Community Health Systems Inc.*	105,750
8,000	Pfizer Inc.	202,080
7,000	United Healthcare Group Inc.	370,790
		1,258,152
	Software
7,000	Adobe Systems Inc.*	291,900
8,000	Symantec Corp.*	138,400
7,000	Transactions Systems Architects Inc.*	226,730
		657,030
	Technology
10,600	Altera Corp.	211,894
6,000	Applied Materials Inc.	109,920
14,000	Cisco Systems Inc.*	357,420
2,500	Dell Inc.*	58,025
20,000	Flextronics International Ltd.*	218,800
1,000	FLIR Systems Inc.*	35,670
7,600	Linear Technology Corp.	240,084
4,000	Maxim Integrated Products Inc.	117,600
14,000	QLogic Corp.*	238,000
6,000	Qualcomm Inc.	255,960
4,500	Zebra Tech Corp. - CL A*	173,745
		2,017,118
	Total Long-Term Investments
	(Cost $9,559,447)	$9,742,930

Contracts
(100 shares		Expiration	Exercise	Market
per contract)	Call Options Written	Date	Price	Value
45	Abercrombie & Fitch Co. - CL A	May 2007	$70.00	$32,625
70	Adobe Systems Inc.	July 2007	40.00	27,650
53	Aeropostale Inc.	July 2007	35.00	36,835
106	Altera Corp.	June 2007	20.00	12,190
25	Amgen Inc.	April 2007	75.00	125
10	Amgen Inc.	July 2007	80.00	50
18	Apache Corp.	April 2007	65.00	10,620
17	Apache Corp.	April 2007	70.00	3,145
60	Applied Materials Inc.	April 2007	18.00	3,450
37	Biogen Idec Inc.	April 2007	45.00	2,868
5	Biogen Idec Inc.	April 2007	50.00	37
8	Biogen Idec Inc.	July 2007	50.00	540
30	Capital One Financial Corp.	September 2007	80.00	12,300
78	Cisco Systems Inc.	July 2007	27.50	6,435
42	Cisco Systems Inc.	October 2007	27.50	6,195
30	Community Health Systems Inc.	June 2007	35.00	5,475
80	Countrywide Financial Corp.	July 2007	40.00	7,200
25	Dell Inc.	May 2007	27.50	187
70	eBay Inc.	January 2008	32.50	33,250
70	Flextronics International Ltd.	April 2007	12.50	140
95	Flextronics International Ltd.	January 2008	12.50	7,600
10	FLIR Systems Inc.	April 2007	35.00	1,325
50	Garmin Ltd.	April 2007	50.00	22,500
25	Garmin Ltd.	October 2007	55.00	13,750
6	Google Inc. CL A	June 2007	450.00	17,010
50	Home Depot Inc.	August 2007	42.50	1,750
63	Linear Technology Corp.	May 2007	35.00	1,575
13	Linear Technology Corp.	August 2007	35.00	1,202
53	Lowe's Cos Inc.	April 2007	32.50	1,723
47	Lowe's Cos Inc.	October 2007	32.50	11,045
55	MGIC Investment Corp.	June 2007	60.00	21,450
40	Maxim Integrated Products Inc.	August 2007	35.00	2,400
40	Merrill Lynch & Co.	October 2007	85.00	20,200
20	Morgan Stanley	April 2007	75.00	8,500
30	Morgan Stanley	April 2007	80.00	3,600
27	Nasdaq-100 Index Tracking Stock	April 2007	43.00	3,105
54	QLogic Corp.	October 2007	17.50	7,695
86	QLogic Corp.	January 2008	20.00	7,310
20	Qualcomm Inc.	April 2007	40.00	6,200
40	Qualcomm Inc.	July 2007	37.50	26,400
30	Symantec Corp.	July 2007	20.00	975
50	Symantec Corp.	October 2007	17.50	8,250
22	Target Corp.	April 2007	55.00	10,010
70	Transactions Systems Architects Inc.	May 2007	35.00	4,725
25	Transocean Inc.	May 2007	75.00	20,500
15	Transocean Inc.	May 2007	80.00	7,050
32	Unit Corp.	September 2007	50.00	15,040
70	United Health Group Inc.	June 2007	50.00	32,200
43	William-Sonoma Inc.	May 2007	35.00	6,665
42	Yahoo! Inc.	July 2007	30.00	13,230
25	Zebra Tech Corp. - CL A	August 2007	35.00	13,000
20	Zebra Tech Corp. - CL A	August 2007	40.00	4,250
	Total Call Options Written
	(Premiums Received $652,954)			$523,552

Short-Term Investments - 19.0%
	Repurchase Agreement -
	With Morgan Stanley and Company issued 3/30/07
	at 5.00%, due 4/02/07, collateralized by $2,220,230
	in United States Treasury Notes due 11/15/26. Proceeds
	at maturity are $2,166,903 (Cost $2,166,000).	2,166,000

	Total Investments - 104.6%
	(Cost $11,725,447)	11,908,930
	Liabilities less cash and other assets - 0%	(3,685)
	Total Call Options Written - (4.6%)	(523,553)
	Net Assets - 100%	$ 11,381,692

*	Non-income producing

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer determined that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.  There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Mosaic Equity Trust

By: (signature)

W. Richard Mason, Secretary

Date: May 15, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer

Date:  May 15, 2007

By:  (signature)

Greg Hoppe, Chief Financial Officer

Date: May 15, 2007